Form N-1A Cover	Jul. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PACER FUNDS TRUST
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 23, 2025
Prospectus Date	Jul. 23, 2025